UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments

Financial Securities Lending Trust
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (59.3%)	Rate (+)	Date	Value
Banking — Domestic (6.2%)
$9,000,000	Bank of America Corporation	2.780%	8/26/2008	$8,982,625
25,000,000	Barclays US Funding Corporation	2.780	9/29/2008	24,889,785
5,000,000	Dexia Finance, LLC	2.620	8/18/2008	4,993,814
25,000,000	Dexia Finance, LLC	2.800	10/20/2008	24,844,444
10,000,000	Greenwich Capital Holdings, Inc. «	2.880	10/14/2008	9,940,800
20,000,000	J.P. Morgan Chase & Company	2.500	9/26/2008	19,922,222
30,000,000	Members United Corporate Federal Credit Union	2.450	8/7/2008	29,987,750
30,000,000	Members United Corporate Federal Credit Union	2.450	8/8/2008	29,985,708
15,000,000	Societe Generale North American	2.770	9/17/2008	14,945,754
5,312,000	Societe Generale North American	2.650	9/18/2008	5,293,231
11,000,000	Societe Generale North American	2.990	8/15/2008	10,987,209
15,000,000	Societe Generale North American	2.980	8/18/2008	14,978,892
13,000,000	Societe Generale North American	2.800	9/12/2008	12,957,533
25,000,000	Societe Generale North American	2.660	9/24/2008	24,900,250
30,869,000	Society of New York Hospital Fund «	2.400	8/14/2008	30,842,247
25,000,000	Variable Funding Capital «	2.550	8/20/2008	24,966,354
	Total Banking — Domestic			293,418,618

Banking — Foreign (1.8%)
30,000,000	Bank of Ireland	2.490	8/28/2008	29,943,975
6,000,000	Bank of Scotland plc	2.700	8/6/2008	5,997,750
25,000,000	DnB NORBank ASA	2.610	8/15/2008	24,974,625
25,000,000	Royal Bank of Scotland plc	2.610	9/26/2008	24,898,500
	Total Banking — Foreign			85,814,850

Brokerage (2.4%)
25,000,000	Citigroup Funding, Inc.	2.650	8/11/2008	24,981,597
30,000,000	Citigroup Funding, Inc.	2.650	8/19/2008	29,960,250
30,000,000	Citigroup Funding, Inc.	2.650	8/20/2008	29,958,042
25,000,000	Citigroup Funding, Inc.	2.650	9/18/2008	24,911,667
4,900,000	MLTC Funding, Inc. «	3.000	8/14/2008	4,894,692
	Total Brokerage			114,706,248

Consumer Cyclical (1.7%)
3,200,000	American Honda Finance Corporation	2.320	8/26/2008	3,194,844
23,000,000	Toyota Credit Puerto Rico	2.430	9/15/2008	22,930,138
30,000,000	Toyota Motor Credit Corporation	2.630	8/27/2008	29,943,017
25,000,000	Wal-Mart Stores, Inc. «	2.450	8/19/2008	24,969,375
	Total Consumer Cyclical			81,037,374

Consumer Non-Cyclical (0.8%)
13,737,000	Novartis Finance Corporation	2.280	8/6/2008	13,732,650
25,000,000	Novartis Finance Corporation	2.280	8/26/2008	24,960,417
	Total Consumer Non-Cyclical			38,693,067

Education (6.8%)
2,600,000	Duke University	2.400	8/7/2008	2,598,960
30,000,000	Northwestern University	2.350	8/13/2008	29,976,500
20,000,000	Northwestern University	2.400	8/14/2008	19,982,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Financial Securities Lending Trust
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (59.3%)	Rate (+)	Date	Value
Education — continued
$13,600,000	Northwestern University	2.560%	9/10/2008	$13,561,316
25,000,000	Northwestern University	2.500	9/12/2008	24,927,083
28,000,000	Yale University	2.400	8/6/2008	27,990,667
25,600,000	Yale University	2.400	8/7/2008	25,589,760
25,000,000	Yale University	2.400	8/11/2008	24,983,333
36,400,000	Yale University	2.400	8/12/2008	36,373,304
20,050,000	Yale University	2.400	8/13/2008	20,033,960
20,000,000	Yale University	2.400	8/14/2008	19,982,667
25,000,000	Yale University	2.400	8/15/2008	24,976,667
25,000,000	Yale University	2.550	9/9/2008	24,930,937
15,000,000	Yale University	2.570	9/10/2008	14,957,167
10,000,000	Yale University	2.570	9/18/2008	9,965,733
	Total Education			320,830,721

Finance (20.8%)
8,000,000	Amsterdam Funding Corporation «	2.580	8/15/2008	7,991,973
25,000,000	Amsterdam Funding Corporation «	2.600	8/19/2008	24,967,500
30,000,000	Barton Capital Corporation «	2.530	8/5/2008	29,991,567
16,000,000	Barton Capital Corporation «	2.550	8/13/2008	15,986,400
30,000,000	Barton Capital Corporation «	2.620	9/8/2008	29,917,033
30,000,000	Barton Capital Corporation «	2.620	9/17/2008	29,897,383
18,156,000	Bryant Illinois Park Fund «	2.800	8/5/2008	18,150,351
22,545,000	Bryant Illinois Park Fund «	2.500	8/25/2008	22,507,425
40,605,000	Chariot Funding, LLC «	2.250	8/1/2008	40,605,000
30,000,000	Chariot Funding, LLC «	2.750	8/11/2008	29,977,083
14,200,000	Ciesco, LLC «	2.520	8/4/2008	14,197,018
50,000,000	ED&F Man Treasury Management plc «	2.300	8/1/2008	50,000,000
7,000,000	Enterprise Funding Corporation «	2.760	10/22/2008	6,955,993
30,330,000	Falcon Asset Securitization Corporation «	2.600	8/13/2008	30,303,714
25,000,000	Falcon Asset Securitization Corporation «	2.700	8/14/2008	24,975,625
25,000,000	Falcon Asset Securitization Corporation «	2.740	8/19/2008	24,965,750
30,000,000	Falcon Asset Securitization Corporation «	2.650	8/20/2008	29,958,042
25,000,000	Falcon Asset Securitization Corporation «	2.600	9/16/2008	24,916,944
25,000,000	General Electric Capital Corporation	2.400	8/4/2008	24,995,000
7,500,000	General Electric Capital Corporation	2.790	8/18/2008	7,490,119
30,000,000	General Electric Capital Corporation	2.500	8/21/2008	29,958,333
1,129,000	General Electric Capital Corporation	2.420	8/22/2008	1,127,406
30,000,000	Jupiter Securitization Corporation Company, LLC «	2.720	8/25/2008	29,945,600
30,000,000	Jupiter Securitization Corporation Company, LLC «	2.700	8/14/2008	29,970,750
30,000,000	Jupiter Securitization Corporation Company, LLC «	2.650	8/27/2008	29,942,583
25,052,000	Jupiter Securitization Corporation Company, LLC «	2.480	8/28/2008	25,005,403
25,000,000	Park Avenue Receivables Corporation «	2.520	8/6/2008	24,991,250
30,000,000	Park Avenue Receivables Corporation «	2.740	8/26/2008	29,942,917
30,000,000	Park Avenue Receivables Corporation «	2.480	8/28/2008	29,944,200
19,000,000	Ranger Funding Company «	2.700	8/11/2008	18,985,750
9,442,000	Ranger Funding Company «	2.600	8/22/2008	9,427,680
5,000,000	Ranger Funding Company «	2.850	9/16/2008	4,982,111
18,000,000	Sheffield Receivables Corporation «	2.750	8/6/2008	17,993,125
25,000,000	Sheffield Receivables Corporation «	2.650	9/15/2008	24,917,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Financial Securities Lending Trust
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (59.3%)	Rate (+)	Date	Value
Finance — continued
$30,000,000	Three Pillars, Inc. «	2.550%	8/29/2008	$29,940,500
15,000,000	Victory Receivables Corporation «	2.800	8/15/2008	14,983,667
24,243,000	Victory Receivables Corporation «	2.550	8/19/2008	24,212,090
20,000,000	Windmill Funding Corporation «	2.690	8/15/2008	19,979,078
40,000,000	Windmill Funding Corporation «	2.650	8/19/2008	39,947,500
25,000,000	Yorktown Capital, LLC «	2.720	8/18/2008	24,967,889
25,000,000	Yorktown Capital, LLC «	2.730	8/20/2008	24,965,035
10,000,000	Yorktown Capital, LLC «	2.750	10/22/2008	9,937,361
	Total Finance			984,817,336

Insurance (1.2%)
25,000,000	AIG Funding, Inc.	2.600	8/14/2008	24,976,528
25,000,000	AIG Funding, Inc.	2.600	8/15/2008	24,974,722
5,000,000	AIG Funding, Inc.	2.810	9/23/2008	4,979,315
	Total Insurance			54,930,565

U.S. Government (14.6%)
8,000,000	Federal Home Loan Bank	2.284	8/11/2008	7,995,000
30,000,000	Federal Home Loan Bank	2.398	8/25/2008	29,952,800
30,000,000	Federal Home Loan Bank	2.399	8/28/2008	29,946,900
25,000,000	Federal Home Loan Bank	2.493	9/15/2008	24,923,438
25,000,000	Federal Home Loan Bank	2.494	9/17/2008	24,920,035
25,000,000	Federal Home Loan Bank	2.494	9/18/2008	24,918,333
25,000,000	Federal Home Loan Bank	2.494	9/19/2008	24,916,632
30,000,000	Federal Home Loan Bank Discount Notes	2.265	8/22/2008	29,960,975
50,000,000	Federal Home Loan Bank Discount Notes	2.211	8/27/2008	49,921,422
25,000,000	Federal Home Loan Bank Discount Notes	2.515	9/24/2008	24,907,375
6,000,000	Federal Home Loan Mortgage Corporation	2.336	8/20/2008	5,992,717
25,000,000	Federal Home Loan Mortgage Corporation	2.317	8/29/2008	24,955,667
3,000,000	Federal Home Loan Mortgage Corporation Discount Notes	2.314	8/4/2008	2,999,430
13,050,000	Federal Home Loan Mortgage Corporation Discount Notes	2.265	8/18/2008	13,036,257
30,000,000	Federal Home Loan Mortgage Corporation Discount Notes	2.442	9/12/2008	29,916,000
30,000,000	Federal Home Loan Mortgage Corporation Discount Notes	2.442	9/15/2008	29,910,000
25,000,000	Federal Home Loan Mortgage Corporation Discount Notes	2.443	9/18/2008	24,920,000
11,246,000	Federal Home Loan Mortgage Corporation Discount Notes	2.513	9/29/2008	11,200,529
30,000,000	Federal National Mortgage Association	2.280	8/1/2008	30,000,000
30,000,000	Federal National Mortgage Association	2.314	8/8/2008	29,986,700
6,527,000	Federal National Mortgage Association	2.387	8/20/2008	6,518,905
30,000,000	Federal National Mortgage Association	2.388	8/28/2008	29,947,125
40,000,000	Federal National Mortgage Association	2.421	9/10/2008	39,894,222
25,000,000	Federal National Mortgage Association	2.411	9/11/2008	24,932,521
25,000,000	Federal National Mortgage Association	2.412	9/15/2008	24,925,937
25,000,000	Federal National Mortgage Association	2.443	9/17/2008	24,921,667
15,000,000	Federal National Mortgage Association	2.529	10/15/2008	14,922,500
25,000,000	Federal National Mortgage Association Discount Notes	2.505	9/22/2008	24,911,167
25,000,000	Federal National Mortgage Association Discount Notes	2.681	10/8/2008	24,875,853
	Total U.S. Government			691,130,107

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Financial Securities Lending Trust
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (59.3%)	Rate (+)	Date	Value
U.S. Municipal (3.0%)
$25,245,000	Alaska Housing Financing Corporation	2.350%	8/5/2008	$25,238,408
31,135,000	Alaska Housing Financing Corporation	2.580	8/12/2008	31,110,455
28,918,000	Alaska Housing Financing Corporation	2.560	9/10/2008	28,835,744
16,068,000	Alaska Housing Financing Corporation ±	2.560	9/11/2008	16,021,153
12,000,000	California State Public Works Board Lease Revenue Bonds	2.600	8/18/2008	12,000,000
20,000,000	State of California General Obligation Taxable
	Commercial Paper Notes (Series B)	2.600	8/19/2008	20,000,000
10,000,000	State of Michigan General Obligation Taxable Bonds
	(Series 2005-B)	4.125	10/28/2008	10,000,000
	Total U.S. Municipal			143,205,760
	Total Commercial Paper			2,808,584,646

		Interest	Maturity
Shares	Other (6.0%)	Rate (+)	Date	Value
215,000	Aim Investments Institutional Money Market Fund	2.400%	N/A	$215,000
59,474,000	Aim Investments Institutional Money Market Fund	2.560	N/A	59,474,000
68,471,000	Barclays Prime Money Market Fund	2.540	N/A	68,471,000
66,073,090	Merrill Lynch Institutional Money Market Fund	2.490	N/A	66,073,090
73,583,000	Morgan Stanley Institutional Liquidity Funds	2.610	N/A	73,583,000
16,854,663	Primary Fund Institutional Class	2.740	N/A	16,854,663
	Total Other			284,670,753

Principal		Interest	Maturity
Amount	Variable Rate Notes (35.6%)†	Rate (+)	Date	Value
Banking — Domestic (11.2%)
$8,595,000	Acts Retirement-Life Communities, Inc. «	2.560%	8/7/2008	$8,594,977
10,000,000	Bank of America Corporation §	2.984	11/6/2008	10,000,000
15,000,000	Bank of America NA ≤	2.988	10/3/2008	15,000,000
25,000,000	Bank of New York Company, Inc. ≤	2.469	8/11/2008	24,999,968
50,000,000	Bank of New York Company, Inc.	2.446	8/12/2008	50,000,000
10,000,000	Bear Stearns & Company, Inc. «	2.891	9/30/2008	9,964,882
20,000,000	Deutsche Bank AG/New York, NY	3.011	9/22/2008	20,000,000
25,000,000	Deutsche Bank NY	2.828	8/21/2008	24,977,689
50,000,000	Fifth Third Bancorp ≤	2.471	8/25/2008	50,000,000
37,920,000	HSBC USA, Inc.	2.468	8/15/2008	37,920,000
10,000,000	J.P. Morgan Chase & Company	2.851	9/22/2008	10,003,307
25,000,000	New Mexico Educational Assistance Foundation «	2.560	8/6/2008	25,000,000
35,000,000	Rabobank Nederland NV/NY ≤	2.656	8/15/2008	35,000,000
34,000,000	Royal Bank of Canada NY ≤	2.471	8/1/2008	34,000,000
15,000,000	Royal Bank of Canada NY ≤	3.233	8/15/2008	15,000,000
30,000,000	US Bank National	2.596	8/1/2008	30,000,000
10,000,000	Wachovia Bank	3.001	10/6/2008	10,000,000
10,000,000	Wachovia Bank	2.870	10/27/2008	10,000,000
30,000,000	Wells Fargo & Company	2.318	8/1/2008	29,903,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Financial Securities Lending Trust
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (35.6%)†	Rate (+)	Date	Value
Banking — Domestic — continued
$20,000,000	Wells Fargo & Company	2.521%	8/4/2008	$20,003,900
35,000,000	Wells Fargo & Company	2.606	8/18/2008	35,000,000
25,000,000	Wells Fargo Bank NA	2.560	8/5/2008	25,000,000
	Total Banking — Domestic			530,367,809

Banking — Foreign (8.6%)
30,000,000	Bank of Ireland	2.666	8/15/2008	30,000,000
12,500,000	Bank of Ireland	2.448	8/19/2008	12,500,000
21,960,000	Bank of Ireland ≤	2.468	8/20/2008	21,960,000
10,000,000	BNP Paribas SA	2.760	8/7/2008	10,000,000
25,000,000	BNP Paribas SA ≤	2.460	8/25/2008	25,000,000
25,000,000	DNB NOR ASA ≤	2.471	8/22/2008	25,000,000
30,000,000	HBOS Treasury Services plc ≤	2.450	8/7/2008	30,000,000
10,000,000	ING Bank NV ≤	3.059	9/26/2008	10,000,000
50,000,000	Royal Bank of Canada ≤	2.450	8/6/2008	49,996,400
40,000,000	Royal Bank of Scotland plc ≤	2.488	8/21/2008	40,000,000
25,000,000	Royal Bank of Scotland plc	2.488	8/21/2008	24,992,175
25,000,000	Societe Generale	2.463	8/4/2008	25,000,000
50,000,000	Svenska Handelsbanken AB ≤	2.446	8/13/2008	50,000,000
35,000,000	Svenska Handelsbanken AB ≤	2.448	8/21/2008	35,000,000
20,000,000	Svenska Handelsbanken AB ≤	3.150	10/27/2008	20,000,000
	Total Banking — Foreign			409,448,575

Basic Industry (1.1%)
50,000,000	BASF Finance Europe NV ≤	2.796	10/20/2008	50,000,000
	Total Basic Industry			50,000,000

Brokerage (3.3%)
50,000,000	Goldman Sachs Group, Inc. ≤	2.800	8/22/2008	50,000,000
17,800,000	Lehman Brothers Holdings, Inc.	2.539	8/22/2008	17,801,658
10,000,000	Merrill Lynch & Company, Inc.	2.598	8/15/2008	10,000,000
30,000,000	Merrill Lynch & Company, Inc.	2.616	8/18/2008	30,000,000
30,000,000	Merrill Lynch & Company, Inc.	2.449	8/22/2008	30,000,000
21,000,000	Merrill Lynch & Company, Inc.	2.602	8/26/2008	21,000,000
	Total Brokerage			158,801,658

Consumer Cyclical (4.2%)
10,000,000	American Honda Finance Corporation ≤	2.914	8/5/2008	10,000,000
25,000,000	American Honda Finance Corporation	2.980	8/5/2008	25,000,000
7,000,000	American Honda Finance Corporation	2.795	8/20/2008	7,000,000
5,000,000	American Honda Finance Corporation	2.711	9/11/2008	5,000,400
10,000,000	American Honda Finance Corporation ≤	2.918	10/14/2008	10,000,000
30,000,000	Toyota Motor Credit Corporation	2.530	8/1/2008	30,000,000
25,000,000	Toyota Motor Credit Corporation	2.590	8/1/2008	25,000,000
30,000,000	Toyota Motor Credit Corporation	2.170	8/5/2008	29,998,429
25,000,000	Toyota Motor Credit Corporation	2.480	8/6/2008	25,000,000
30,000,000	Toyota Motor Credit Corporation	2.643	9/5/2008	30,000,000
	Total Consumer Cyclical			196,998,829

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Financial Securities Lending Trust
Schedule of Investments as of July 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (35.6%)†	Rate (+)	Date	Value
Finance (3.5%)
$30,000,000	General Electric Capital Corporation	2.338%	8/1/2008	$30,005,380
25,000,000	General Electric Capital Corporation	2.481	8/11/2008	25,000,000
10,730,000	General Electric Capital Corporation	2.529	8/22/2008	10,730,136
25,000,000	General Electric Capital Corporation	2.460	8/26/2008	24,985,675
25,000,000	General Electric Capital Corporation	2.502	8/26/2008	25,000,000
7,735,000	Pershing Drive Associates, LP «	2.800	8/7/2008	7,735,000
20,690,000	Pitney Road Partners, LLC «	2.950	8/7/2008	20,690,000
20,000,000	Union Hamilton Special Funding, LLC ≤«	3.301	9/29/2008	20,000,000
	Total Finance			164,146,191

Insurance (1.4%)
15,000,000	Allstate Life Global Funding Trust	3.058	9/22/2008	15,000,000
50,000,000	ING Verzekeringen NV ≤	2.450	8/4/2008	50,000,000
	Total Insurance			65,000,000

U.S. Municipal (0.7%)
15,000,000	New York State Housing Finance Agency
	Revenue Bonds (Series B) «	2.600	11/1/2041	15,000,000
19,200,000	Texas State Adjustable Taxable Veterans Housing
	Revenue Bonds (Series PG Class B)	2.560	8/6/2008	19,200,000
	Total U.S. Municipal			34,200,000

U.S. Government (1.6%)
30,000,000	Federal Home Loan Bank	2.310	8/1/2008	30,000,000
30,000,000	Federal Home Loan Bank	2.395	8/1/2008	30,000,000
15,000,000	Federal Home Loan Bank	2.621	10/5/2008	14,997,566
	Total U.S. Government			74,997,566
	Total Variable Rate Notes			1,683,960,628
	Total Investments (at amortized cost) 100.9%			$4,777,216,027
	Other Assets and Liabilities, Net (0.9%)			(41,017,086)
	Total Net Assets 100.0%			$4,736,198,941

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

« Denotes investments that benefit from credit enhancements or liquidity support provided by a third party bank or institution.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2008, the value of these investments was $670,956,368 or 14.2% of total net assets.

Cost for federal income tax purposes is $4,777,216,027.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Trivent Financial Securities Lending Trust
Notes To Schedule Of Investments
July 31, 2008 (unaudited)

Valuation — Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in the Trust are determined once per week using prices supplied by the Trust’s independent pricing service. Mutual funds are valued at the net asset value at the close of each business day.

Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

Additional information — The Fund’s Policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund’s most recent annual or semiannual shareholder report.

7

Thrivent Financial for Lutherans®

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 26, 2008	THRIVENT FINANCIAL
SECURITIES LENDING
TRUST

By: /s/ Pamela J. Moret
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 26, 2008	By: /s/ Pamela J. Moret
Pamela J. Moret
President

Date: September 26, 2008	By: /s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer